Shareholders' equity	12 Months Ended
Mar. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company are as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the current Chairman and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended March 31, 2024
Normal course issuer bid for Fiscal 2024
The Board of Directors has authorized the Company to initiate a normal course issuer bid, in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 4,980,505 subordinate voting shares over the 12-month period from November 22, 2023 and ending no later than November 21, 2024 (the "Fiscal 2024 NCIB"). Purchased subordinate voting shares will be cancelled.
In connection with the Fiscal 2024 NCIB, the Company also entered an automatic share purchase plan (the “Fiscal 2024 ASPP”) under which a designated broker may purchase subordinate voting shares under the Fiscal 2024 NCIB during the regularly scheduled quarterly trading blackout periods of the Company. The repurchases made under the Fiscal 2024 ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date in which the Company has acquired the maximum limit of subordinate voting shares pursuant to the Fiscal 2024 ASPP or upon the date of expiry of the Fiscal 2024 NCIB.
During the year ended March 31, 2024, under the Fiscal 2024 NCIB, the Company purchased 3,586,124 subordinate voting shares for cancellation for total cash consideration of $56.9m. The amount to purchase the subordinate voting shares was charged to share capital, with the remaining $48.8m charged to retained earnings. Of the 3,586,124 subordinate voting shares purchased, 3,088,648 were purchased under the Fiscal 2024 ASPP for total cash consideration of $49.6m.
For the trading blackout period relating to the fiscal year ended March 31, 2024, the Company elected not to rely on the Fiscal 2024 ASPP. Therefore, there was no liability due to the designated broker as at March 31, 2024.
Normal course issuer bid for Fiscal 2023
The Board of Directors authorized the Company to initiate a normal course issuer bid, in accordance with the requirements of the Toronto Stock Exchange, to purchase and cancel up to 5,421,685 subordinate voting shares over the 12-month period from November 22, 2022 and concluded on November 21, 2023 (the “Fiscal 2023 NCIB”).
In connection with the Fiscal 2023 NCIB, the Company also entered an automatic share purchase plan (the “Fiscal 2023 ASPP”) under which a designated broker purchased subordinate voting shares under the Fiscal 2023 NCIB during the regularly scheduled quarterly trading blackout periods of the Company. This Fiscal 2023 ASPP terminated on November 21, 2023, along with the Fiscal 2023 NCIB, and the liability to the broker was fully settled at the end of the plan.
During the three fiscal quarters ended December 31, 2023, under the Fiscal 2023 NCIB until its expiration, the Company purchased 4,268,883 subordinate voting shares for cancellation for total cash consideration of $83.3m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $73.6m charged to retained earnings. Of the
4,268,883 subordinate voting shares purchased, 1,184,152 were purchased under the ASPP for total cash consideration of $25.3m.
Since the commencement of the Fiscal 2023 NCIB, the Company purchased 5,421,685, which represents the total authorized subordinate voting shares for cancellation for total cash consideration of $111.2m.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Purchase of subordinate voting shares	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Total share purchases	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Exercise of stock options	—	—	64,058	0.2	64,058	0.2
Settlement of RSUs	—	—	134,475	3.8	134,475	3.8
Total share issuances	—	—	198,533	4.0	198,533	4.0
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9
Share capital transactions for the year ended April 2, 2023
In connection with the Fiscal 2023 NCIB, during the year ended April 2, 2023, the Company purchased 1,152,802 subordinate voting shares for cancellation for total cash consideration of $26.7m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $25.4m charged to retained earnings. Of the 1,152,802 subordinate voting shares purchased, 821,622 were purchased under the Fiscal 2023 ASPP for total cash consideration of $20.0m.
A liability representing the maximum amount that the Company could be required to pay the designated broker under the Fiscal 2023 ASPP was $20.0m as at April 2, 2023. The amount was charged to contributed surplus.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Purchase of subordinate voting shares	—	—	(1,103,102)	(2.4)	(1,103,102)	(2.4)
Purchase of subordinate voting shares held for cancellation	—	—	(49,700)	(0.1)	(49,700)	(0.1)
Total share purchases	—	—	(1,152,802)	(2.5)	(1,152,802)	(2.5)
Exercise of stock options	—	—	60,248	—	60,248	—
Settlement of RSUs	—	—	87,034	2.7	87,034	2.7
Total share issuances	—	—	147,282	2.7	147,282	2.7
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Share capital transactions for the year ended April 3, 2022
The Company previously maintained another NCIB in relation to its subordinate voting shares. The Company was authorized to make purchases from August 20, 2021 to August 19, 2022, in accordance with the requirements of the TSX. The Board of Directors of the Company had authorized the Company to repurchase up to 5,943,239 subordinate voting shares, representing approximately 10% of the issued and outstanding subordinate voting shares as at August 6, 2021. Purchases were made during the validity of such NCIB by means of open market transactions on the TSX, the NYSE and one Canadian alternative trading system.
During the year ended April 3, 2022, the Company purchased 5,636,763 subordinate voting shares for cancellation for total cash consideration of $253.2m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $241.3m charged to retained earnings.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Purchase of subordinate voting shares	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Total share purchases	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Exercise of stock options	—	—	342,148	8.5	342,148	8.5
Settlement of RSUs	—	—	49,968	1.4	49,968	1.4
Total share issuances	—	—	392,116	9.9	392,116	9.9
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5